Note 2 - Reverse Merger - Pro Forma Condensed Consolidated Balance Sheets (Details) - USD ($)		Dec. 31, 2022	Sep. 30, 2022	Sep. 07, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	[2]
Cash		$ 342,705
Accounts receivable		53,038				$ 164,388
Prepaid expenses and other current assets		999,500				382,373
Total current assets		1,509,292				646,213
Property and equipment, net		1,071,938				2,506,738
Intangible assets, net		1,523,601				1,716,331
Right of use asset - financing leases		0				301,126
Right of use asset - operating leases		316,271				64,094
Goodwill		4,900,873				4,900,873
Non-current assets held for sale		16,913				0
Total non-current assets		7,829,596				9,489,162
TOTAL ASSETS		9,338,888				10,135,375
Current portion		0				145,174
Current portion		72,319				45,004
Due to Ecoark Holdings	[1]	0				0
Current liabilities held for sale		314,100				0
Total current liabilities		3,047,164				2,253,217
Long-term debt, net of current portion		0				67,511
Non-current portion		0				149,884
Non-current portion		244,852				22,519
Non-current liabilities held for sale		150,000				0
Liabilities, Noncurrent, Total		394,852				239,914
Total liabilities		3,442,016				2,493,131
Preferred stock, $0.001 par value		0				0
Common stock, $0.001 par value		78,268				51,988
Additional paid-in capital	[1]	14,869,041				10,349,029
Accumulated deficit		(9,050,437)				(2,758,773)
Total stockholders’ equity (deficit)		5,896,872	$ 6,286,332		$ 6,397,957	7,642,244	$ 4,872,484	$ 5,822,117	$ 3,573,648	$ 3,627,316
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		$ 9,338,888				$ 10,135,375
Historical [Member]
Cash				$ 10,879
Accounts receivable				6,397
Prepaid expenses and other current assets				2,679
Inventory				114,614
Current assets held for sale				0
Total current assets				134,569
Property and equipment, net				7,119
Intangible assets, net				0
Right of use asset - financing leases				0
Right of use asset - operating leases				141,388
Other assets				10,143
Goodwill				0
Non-current assets held for sale				0
Total non-current assets				158,650
TOTAL ASSETS				293,219
Accounts payable and accrued expenses				358,859
Accrued expenses - related party				840,565
Current portion				0
Current portion				51,835
Current portion of long-term debt				0
Due to Ecoark Holdings				0
Loans payable, current portion				114,155
Loans payable - related parties				53,000
Current liabilities held for sale				0
Total current liabilities				1,418,414
Long-term debt, net of current portion				0
Loan payable, net of current portion				147,816
Non-current portion				0
Non-current portion				89,553
Non-current liabilities held for sale				0
Liabilities, Noncurrent, Total				237,369
Total liabilities				1,655,783
Preferred stock, $0.001 par value				0
Common stock, $0.001 par value				22,288
Additional paid-in capital				15,373,836
Accumulated deficit				(16,758,688)
Total stockholders’ equity (deficit)				(1,362,564)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY				293,219
As Recorded by Acquiree [Member]
Cash				99,452
Accounts receivable				164,388
Prepaid expenses and other current assets				382,373
Inventory				0
Current assets held for sale				0
Total current assets				646,213
Property and equipment, net				2,506,738
Intangible assets, net				1,716,331
Right of use asset - financing leases				301,126
Right of use asset - operating leases				64,094
Other assets				0
Goodwill				4,900,873
Non-current assets held for sale				0
Total non-current assets				9,489,162
TOTAL ASSETS				10,135,375
Accounts payable and accrued expenses				373,697
Accrued expenses - related party				1,116,698
Current portion				145,174
Current portion				45,004
Current portion of long-term debt				572,644
Due to Ecoark Holdings				0
Loans payable, current portion				0
Loans payable - related parties				0
Current liabilities held for sale				0
Total current liabilities				2,253,217
Long-term debt, net of current portion				67,511
Loan payable, net of current portion				0
Non-current portion				149,884
Non-current portion				22,519
Non-current liabilities held for sale				0
Liabilities, Noncurrent, Total				239,914
Total liabilities				2,493,131
Preferred stock, $0.001 par value				0
Common stock, $0.001 par value				2,228
Additional paid-in capital				10,398,789
Accumulated deficit				(2,758,773)
Total stockholders’ equity (deficit)				7,642,244
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY				10,135,375
Adjustment, Recombination [Member]
Cash	[3]			0
Accounts receivable	[3]			0
Prepaid expenses and other current assets	[3]			0
Inventory	[3]			0
Current assets held for sale	[3]			0
Total current assets	[3]			0
Property and equipment, net	[3]			0
Intangible assets, net	[3]			0
Right of use asset - financing leases	[3]			0
Right of use asset - operating leases	[3]			0
Other assets	[3]			0
Goodwill	[3]			0
Non-current assets held for sale	[3]			0
Total non-current assets	[3]			0
TOTAL ASSETS	[3]			0
Accounts payable and accrued expenses	[3]			0
Accrued expenses - related party	[3]			0
Current portion	[3]			0
Current portion	[3]			0
Current portion of long-term debt	[3]			0
Due to Ecoark Holdings	[3]			0
Loans payable, current portion	[3]			0
Loans payable - related parties	[3]			0
Current liabilities held for sale	[3]			0
Total current liabilities	[3]			0
Long-term debt, net of current portion	[3]			0
Loan payable, net of current portion	[3]			0
Non-current portion	[3]			0
Non-current portion	[3]			0
Non-current liabilities held for sale	[3]			0
Liabilities, Noncurrent, Total	[3]			0
Total liabilities	[3]			0
Preferred stock, $0.001 par value	[3]			0
Common stock, $0.001 par value	[3]			27,472
Additional paid-in capital	[3]			(16,786,160)
Accumulated deficit	[3]			16,758,688
Total stockholders’ equity (deficit)	[3]			0
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	[3]			0
Adjustment, Reclassify Assets Held for Sale [Member]
Cash	[4]			(10,879)
Accounts receivable	[4]			(6,397)
Prepaid expenses and other current assets	[4]			(2,679)
Inventory	[4]			(114,614)
Current assets held for sale	[4]			0
Total current assets	[4]			(134,569)
Property and equipment, net	[4]			(7,119)
Intangible assets, net	[4]			0
Right of use asset - financing leases	[4]			0
Right of use asset - operating leases	[4]			(141,388)
Other assets	[4]			(10,143)
Goodwill	[4]			0
Non-current assets held for sale	[4]			0
Total non-current assets	[4]			(158,650)
TOTAL ASSETS	[4]			(293,219)
Accounts payable and accrued expenses	[4]			(358,859)
Accrued expenses - related party	[4]			(840,565)
Current portion	[4]			0
Current portion	[4]			(51,835)
Current portion of long-term debt	[4]			0
Due to Ecoark Holdings	[4]			0
Loans payable, current portion	[4]			(114,155)
Loans payable - related parties	[4]			(53,000)
Current liabilities held for sale	[4]			0
Total current liabilities	[4]			(1,418,414)
Long-term debt, net of current portion	[4]			0
Loan payable, net of current portion	[4]			(147,816)
Non-current portion	[4]			0
Non-current portion	[4]			(89,553)
Non-current liabilities held for sale	[4]			0
Liabilities, Noncurrent, Total	[4]			(237,369)
Total liabilities	[4]			(1,655,783)
Preferred stock, $0.001 par value	[4]			0
Common stock, $0.001 par value	[4]			0
Additional paid-in capital	[4]			1,362,564
Accumulated deficit	[4]			0
Total stockholders’ equity (deficit)	[4]			1,362,564
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	[4]			(293,219)
Pro Forma [Member]
Cash				99,452
Accounts receivable				164,388
Prepaid expenses and other current assets				382,373
Inventory				0
Current assets held for sale				0
Total current assets				646,213
Property and equipment, net				2,506,738
Intangible assets, net				1,716,331
Right of use asset - financing leases				301,126
Right of use asset - operating leases				64,094
Other assets				0
Goodwill				4,900,873
Non-current assets held for sale				0
Total non-current assets				9,489,162
TOTAL ASSETS				10,135,375
Accounts payable and accrued expenses				373,697
Accrued expenses - related party				1,116,698
Current portion				145,174
Current portion				45,004
Current portion of long-term debt				572,644
Due to Ecoark Holdings				0
Loans payable, current portion				0
Loans payable - related parties				0
Current liabilities held for sale				0
Total current liabilities				2,253,217
Long-term debt, net of current portion				67,511
Loan payable, net of current portion				0
Non-current portion				149,884
Non-current portion				22,519
Non-current liabilities held for sale				0
Liabilities, Noncurrent, Total				239,914
Total liabilities				2,493,131
Preferred stock, $0.001 par value				0
Common stock, $0.001 par value				51,988
Additional paid-in capital				10,349,029
Accumulated deficit				(2,758,773)
Total stockholders’ equity (deficit)				7,642,244
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY				$ 10,135,375

[1]	On September 7, 2022, Banner Midstream Corp merged with Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) in a reverse merger. Banner Midstream's parent, Ecoark Holdings, Inc., was issued 51,987,832 shares of Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) common stock in exchange for all the capital stock of Banner owned by Ecoark, which represents 100% of the issued and outstanding shares of Banner that were outstanding at the time of the reverse merger. The Company has reflected this transaction retroactively in these interim financial statements.
[2]	On September 7, 2022, Banner Midstream Corp merged with Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) in a reverse merger. Banner Midstream's parent, Ecoark Holdings, Inc., was issued 51,987,832 shares of Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) common stock in exchange for all the capital stock of Banner owned by Ecoark, which represents 100% of the issued and outstanding shares of Banner that were outstanding at the time of the reverse merger. The Company has reflected this transaction retroactively in these interim financial statements along with amounts due to Ecoark Holdings that were exchanged for the capital stock.
[3]	To reflect the retained earnings and other equity balances of Banner Midstream Corp., recombination with Wolf Energy Services Inc.
[4]	To reclassify assets held for sale of FPA.